SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2013
SUBSEQUENT EVENTS
26.	SUBSEQUENT EVENTS

In February 2014, the Group sold all of its investment in Yunfeng E-Commerce Funds to a third party for cash consideration of RMB1,205,291,670 (US$199,100,000), resulting in a gain of RMB890,581,243 (US$147,113,541) after deducting the transaction cost, that is recognized in the first quarter of 2014.

On March 17, 2014, the Company entered into a definitive agreement and plan of merger (the “Merger Agreement”) with Giant Investment Limited (the “Parent Company”) and Giant Merger Limited, a wholly-owned subsidiary of the Parent Company (the “Merger Subsidiary”). Pursuant to the Merger Agreement, the Parent Company will acquire the Company at US$12.00 per ordinary share of the Company and US$12.00 per ADS of the Company, each representing one ordinary share, for cash consideration of US$3,000,000,000 in aggregate.

In March and April 2014, respectively, three class action complaints were filed on behalf of all holders of ADSs against the Company, board members of the Company, the Parent Company and the Merger Subsidiary alleging that each of the directors of the Company breached fiduciary duties by not appropriately valuing the Company in connection with the proposed going private transaction and that the Company, the Parent Company and the Merger Subsidiary aided and abetted these violations. Management believes that these complaints are without merit and will not have material impact to the Company’s consolidated financial statements as of and for the year ended December 31, 2013.

In January 28, March 3 and March 18, 2014, the Group early terminated its short-term investment contracts in Minsheng Baoteng Plan with Minsheng Royal Asset Management of RMB519,000,000 (US$85,732,693), RMB220,000,000 (US$36,341,411) and RMB213,000,000 (US$35,185,093), with actual yield of return of 4.85%, 4.56% and 5.00%, respectively. The Group recognized a total interest income of RMB21,514,209 (US$3,553,894) in 2014 (Note 4).